/Securities and Exchange Commission
Washington, D.C.
Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N-23(c)-1 during the last calendar month.

Report for the calendar month ending October 31, 2000

MFS Intermediate Income Trust
Date
Identification of Security
Shares Repurchased
Repurchase Price
NAV
Broker
10/9
Shares of
Beneficial Interest
100000
6.4375
7.09
Merrill Lynch
10/12
Shares of Beneficial Interest
100000
6.375
7.07
Merrill Lynch
10/13
Shares of Beneficial Interest
100000
6.375
7.06
Merrill Lynch
10/16
Shares of Beneficial Interest
42000
6.375
7.05
Merrill Lynch
10/17
Shares of Beneficial Interest
28800
6.375
7.07
Merrill Lynch
10/30
Shares of Beneficial Interest
150000
6.375
7.06
Merrill Lynch
10/31
Shares of Beneficial Interest
29700
6.375
7.06

Merrill Lynch
























































Total Shares Repurchased: 550,500
Remarks:	None.

MFS Intermediate Income Trust
by:  James O. Yost
	James O. Yost
	Treasurer